Subsequent Events - Narrative (Details) - USD ($)					5 Months Ended	6 Months Ended
	Nov. 06, 2024	May 13, 2024	May 08, 2024	May 01, 2024	Sep. 30, 2024	Sep. 30, 2024	Apr. 15, 2029	Mar. 31, 2024
Subsequent Event [Line Items]
Proceeds from Issuance of private placement		$ 254,300,000			$ 254,300,000	$ 254,300,000
Borrowing amount					1,861,300,000	1,861,300,000		$ 1,793,500,000
Revolving Credit Facility Including Letter of Credit
Subsequent Event [Line Items]
Credit facility, maximum principal amount								1,250,000,000
Letter of credit outstanding								0
LGTV Term Loan B | Loans Payable [Member]
Subsequent Event [Line Items]
Borrowing amount					$ 250,000,000	$ 250,000,000		$ 819,200,000
Subsequent Event
Subsequent Event [Line Items]
Proceeds From Reverse Recapitalization Transaction Received After Business Combination			$ 330,000,000
Proceeds From Reverse Recapitalization Transaction Receivable			$ 20,000,000
Subsequent Event | Lionsgate Studios | SEAC
Subsequent Event [Line Items]
Subsidiary, Ownership Percentage, Parent			87.80%
Subsequent Event | Screaming Eagle | Lionsgate Studios | SEAC
Subsequent Event [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner			12.20%
Subsequent Event | 5.5% Senior Notes Exchange
Subsequent Event [Line Items]
Debt interest face value			$ 389,900,000
Long term debt maturity date							Apr. 15, 2029
Long term debt fixed interest rate percentage			5.50%				5.50%
Subsequent Event | Forecast
Subsequent Event [Line Items]
Proceeds from Issuance of private placement			$ 254,300,000
Subsequent Event | 5.500 Senior Notes
Subsequent Event [Line Items]
Debt interest face value			$ 389,900,000
Subsequent Event | 5.500 Senior Notes | Senior Notes
Subsequent Event [Line Items]
Interest rate (as percent)			5.50%
Debt Instrument, Interest Rate, Increase (Decrease)			6.00%
Subsequent Event | LG IP Credit Facility | Line of Credit | Secured Debt [Member]
Subsequent Event [Line Items]
Credit facility, maximum principal amount	$ 720,000,000
Borrowing amount	265,000,000
Subsequent Event | LGTV Term Loan B | Loans Payable [Member]
Subsequent Event [Line Items]
Repayment of other long term debt	$ 250,000,000
Starz Business of Lions Gate Entertainment Corp | Intercompany Revolver
Subsequent Event [Line Items]
Debt instrument variable interest rate percentage		1.75%
Credit facility, maximum principal amount		$ 150,000,000
Starz Business of Lions Gate Entertainment Corp | Subsequent Event | 5.5% Senior Notes Exchange
Subsequent Event [Line Items]
Debt interest face value			$ 389,900,000
Long term debt maturity date			Apr. 15, 2029
Long term debt fixed interest rate percentage			5.50%				5.50%
Long term debt interest rate percentage in the future			6.00%
Long term debt future maturity date			Apr. 15, 2030
Starz Business of Lions Gate Entertainment Corp | Subsequent Event | Intercompany Revolver
Subsequent Event [Line Items]
Line of credit maximum amount that may be owed				$ 150,000,000
Debt instrument variable interest rate percentage				1.75%
Starz Business of Lions Gate Entertainment Corp | Subsequent Event | Revolving Credit Facility Including Letter of Credit
Subsequent Event [Line Items]
Credit facility, maximum principal amount				$ 150,000,000
Letter of credit outstanding				$ 1,250,000,000